Current equity investments	12 Months Ended
Dec. 31, 2022
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Current equity investments
22. Current equity investments

Current	Investments measured at FVTPL 2022 £m

At 1 January	–

Exchange adjustments	2

Additions	3,852

Net fair value movements through profit or loss	233

At 31 December	4,087
Current equity investments represent Haleon
plc
shares held after the demerger of Consumer Healthcare. Shares are held for trading and measured at fair value through profit or loss (FVTPL) based on the Haleon plc share price. Changes in fair value after the demerger are presented as Other operating income/expense in continuing operations. The Group’s investment in Haleon plc at the end of December 2022 is held by Glaxo Group Limited (5.4%), Scottish Limited Partnerships (SLPs) which were set up to collateralise agreed additional funding for GSK’s UK Defined Benefit pension schemes (7.5%) (Note 31) and the ESOP Trusts (0.6%). Net fair value movement through profit or loss of £233 million includes a fair value gain of £229 million and £4 million of other adjustments.